ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [text block] [Abstract]
Disclosure of significant accounting policies [text block]

NOTE 2: ACCOUNTING POLICIES

The Group’s accounting policies are set out below. These accounting policies have been applied consistently.

(A) Consolidation

The assets, liabilities and results of Group undertakings (including structured entities) are included in the financial statements on the basis of accounts made up to the reporting date. Group undertakings include subsidiaries, associates and joint ventures.

(1) SUBSIDIARIES

Subsidiaries are entities controlled by the Group. The Group controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity, and has the ability to affect those returns through the exercise of its power. This generally accompanies a shareholding of more than one half of the voting rights although in certain circumstances a holding of less than one half of the voting rights may still result in the ability of the Group to exercise control. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity. The Group reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to any of the above elements. Subsidiaries are fully consolidated from the date on which control is transferred to the Group; they are de-consolidated from the date that control ceases.

The Group consolidates collective investment vehicles if its beneficial ownership interests give it substantive rights to remove the external fund manager over the investment activities of the fund. Where a subsidiary of the Group is the fund manager of a collective investment vehicle, the Group considers a number of factors in determining whether it acts as principal, and therefore controls the collective investment vehicle, including: an assessment of the scope of the Group’s decision making authority over the investment vehicle; the rights held by other parties including substantive removal rights without cause over the Group acting as fund manager; the remuneration to which the Group is entitled in its capacity as decision maker; and the Group’s exposure to variable returns from the beneficial interest it holds in the investment vehicle. Consolidation may be appropriate in circumstances where the Group has less than a majority beneficial interest. Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.

Structured entities are entities that are designed so that their activities are not governed by way of voting rights. In assessing whether the Group has power over such entities in which it has an interest, the Group considers factors such as the purpose and design of the entity; its practical ability to direct the relevant activities of the entity; the nature of the relationship with the entity; and the size of its exposure to the variability of returns of the entity.

The treatment of transactions with non-controlling interests depends on whether, as a result of the transaction, the Group loses control of the subsidiary. Changes in the parent’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions; any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the parent entity. Where the Group loses control of the subsidiary, at the date when control is lost the amount of any non-controlling interest in that former subsidiary is derecognised and any investment retained in the former subsidiary is remeasured to its fair value; the gain or loss that is recognised in profit or loss on the partial disposal of the subsidiary includes the gain or loss on the remeasurement of the retained interest.

Intercompany transactions, balances and unrealised gains and losses on transactions between Group companies are eliminated.

The acquisition method of accounting is used to account for business combinations by the Group. The consideration for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition related costs are expensed as incurred except those relating to the issuance of debt instruments (see (E)(5) below) or share capital (see (P) below). Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair value at the acquisition date.

(2) JOINT VENTURES AND ASSOCIATES

Joint ventures are joint arrangements over which the Group has joint control with other parties and has rights to the net assets of the arrangements. Associates are entities over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control of those policies, and is generally achieved through holding between 20 per cent and 50 per cent of the voting share capital of the entity.

The Group utilises the venture capital exemption for investments where significant influence or joint control is present and the business unit operates as a venture capital business. These investments are designated at initial recognition at fair value through profit or loss. Otherwise, the Group’s investments in joint ventures and associates are accounted for by the equity method of accounting.

(B) Goodwill

Goodwill arises on business combinations and represents the excess of the cost of an acquisition over the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired. Where the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities of the acquired entity is greater than the cost of acquisition, the excess is recognised immediately in the income statement.

Goodwill is recognised as an asset at cost and is tested at least annually for impairment. If an impairment is identified the carrying value of the goodwill is written down immediately through the income statement and is not subsequently reversed. At the date of disposal of a subsidiary, the carrying value of attributable goodwill is included in the calculation of the profit or loss on disposal.

(C) Other intangible assets

Intangible assets which have been determined to have a finite useful life are amortised on a straight line basis over their estimated useful life as follows: up to 7 years for capitalised software; 10 to 15 years for brands and other intangibles.

Intangible assets with finite useful lives are reviewed at each reporting date to assess whether there is any indication that they are impaired. If any such indication exists the recoverable amount of the asset is determined and in the event that the asset’s carrying amount is greater than its recoverable amount, it is written down immediately. Certain brands have been determined to have an indefinite useful life and are not amortised. Such intangible assets are reassessed annually to reconfirm that an indefinite useful life remains appropriate. In the event that an indefinite life is inappropriate a finite life is determined and an impairment review is performed on the asset.

(D) Revenue recognition

(1) NET INTEREST INCOME

Interest income and expense are recognised in the income statement for all interest-bearing financial instruments using the effective interest method, except for those classified at fair value through profit or loss. The effective interest method is a method of calculating the amortised cost of a financial asset or liability and of allocating the interest income or interest expense over the expected life of the financial instrument. The effective interest rate is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument to the gross carrying amount of the financial asset (before adjusting for expected credit losses) or to the amortised cost of the financial liability, including early redemption fees, and related penalties, and premiums and discounts that are an integral part of the overall return. Direct incremental transaction costs related to the acquisition, issue or disposal of a financial instrument are also taken into account. Interest income from non-credit impaired financial assets is recognised by applying the effective interest rate to the gross carrying amount of the asset; for credit impaired financial assets, the effective interest rate is applied to the net carrying amount after deducting the allowance for expected credit losses. Impairment policies are set out in (H) below.

(2) FEE AND COMMISSION INCOME AND EXPENSE

Fees and commissions receivable which are not an integral part of the effective interest rate are recognised as income as the Group fulfils its performance obligations. The Group’s principal performance obligations arising from contracts with customers are in respect of value added current accounts, credit cards and debit cards. These fees are received, and the Group’s provides the service, monthly; the fees are recognised in income on this basis. The Group also receives certain fees in respect of its asset finance business where the performance obligations are typically fulfilled towards the end of the customer contract; these fees are recognised in income on this basis. Where it is unlikely that the loan commitments will be drawn, loan commitment fees are recognised in fee and commission income over the life of the facility, rather than as an adjustment to the effective interest rate for loans expected to be drawn. Incremental costs incurred to generate fee and commission income are charged to fees and commissions expense as they are incurred.

(3) OTHER

Dividend income is recognised when the right to receive payment is established.

Revenue recognition policies specific to trading income are set out in E(3) below, life insurance and general insurance business are detailed below (see (M) below); those relating to leases are set out in (J)(2) below.

(E) Financial assets and liabilities

On initial recognition, financial assets are classified as measured at amortised cost, fair value through other comprehensive income or fair value through profit or loss, depending on the Group’s business model for managing the financial assets and whether the cash flows represent solely payments of principal and interest. The Group assesses its business models at a portfolio level based on its objectives for the relevant portfolio, how the performance of the portfolio is managed and reported, and the frequency of asset sales. Financial assets with embedded derivatives are considered in their entirety when considering their cash flow characteristics. The Group reclassifies financial assets when and only when its business model for managing those assets changes. A reclassification will only take place when the change is significant to the Group’s operations and will occur at a portfolio level and not for individual instruments; reclassifications are expected to be rare. Equity investments are measured at fair value through profit or loss unless the Group elects at initial recognition to account for the instruments at fair value through other comprehensive income. For these instruments, principally strategic investments, dividends are recognised in profit or loss but fair value gains and losses are not subsequently reclassified to profit or loss following derecognition of the investment.

The Group initially recognises loans and advances, deposits, debt securities in issue and subordinated liabilities when the Group becomes a party to the contractual provisions of the instrument. Regular way purchases and sales of securities and other financial assets and trading liabilities are recognised on trade date, being the date that the Group is committed to purchase or sell an asset.

Financial assets are derecognised when the contractual right to receive cash flows from those assets has expired or when the Group has transferred its contractual right to receive the cash flows from the assets and either: substantially all of the risks and rewards of ownership have been transferred; or the Group has neither retained nor transferred substantially all of the risks and rewards, but has transferred control.

Financial liabilities are derecognised when the obligation is discharged, cancelled or expires.

(1) FINANCIAL INSTRUMENTS MEASURED AT AMORTISED COST

Financial assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. A basic lending arrangement results in contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. Where the contractual cash flows introduce exposure to risks or volatility unrelated to a basic lending arrangement such as changes in equity prices or commodity prices, the payments do not comprise solely principal and interest. Financial assets measured at amortised cost are predominantly loans and advances to customers and banks together with certain debt securities. Loans and advances are initially recognised when cash is advanced to the borrower at fair value inclusive of transaction costs. Interest income is accounted for using the effective interest method (see (D) above).

Financial liabilities are measured at amortised cost, except for trading liabilities and other financial liabilities designated at fair value through profit or loss on initial recognition which are held at fair value.

(2) FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

Financial assets that are held to collect contractual cash flows and for subsequent sale, where the assets’ cash flows represent solely payments of principal and interest, are recognised in the balance sheet at their fair value, inclusive of transaction costs. Interest calculated using the effective interest method and foreign exchange gains and losses on assets denominated in foreign currencies are recognised in the income statement. All other gains and losses arising from changes in fair value are recognised directly in other comprehensive income, until the financial asset is either sold or matures, at which time the cumulative gain or loss previously recognised in other comprehensive income is recognised in the income statement other than in respect of equity shares, for which the cumulative revaluation amount is transferred directly to retained profits. The Group recognises a charge for expected credit losses in the income statement (see (H) below). As the asset is measured at fair value, the charge does not adjust the carrying value of the asset, it is reflected in other comprehensive income.

(3) FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS

Financial assets are classified at fair value through profit or loss where they do not meet the criteria to be measured at amortised cost or fair value through other comprehensive income or where they are designated at fair value through profit or loss to reduce an accounting mismatch. All derivatives are carried at fair value through profit or loss.

The assets backing the insurance and investment contracts issued by the Group do not meet the criteria to be measured at amortised cost or fair value through other comprehensive income as they are managed on a fair value basis and accordingly are measured at fair value through profit or loss. Similarly, trading securities, which are debt securities and equity shares acquired principally for the purpose of selling in the short term or which are part of a portfolio which is managed for short-term gains, do not meet these criteria and are also measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are recognised in the balance sheet at their fair value. Fair value gains and losses together with interest coupons and dividend income are recognised in the income statement within net trading income.

Financial liabilities are measured at fair value through profit or loss where they are trading liabilities or where they are designated at fair value through profit or loss in order to reduce an accounting mismatch; where the liabilities are part of a group of liabilities (or assets and liabilities) which is managed, and its performance evaluated, on a fair value basis; or where the liabilities contain one or more embedded derivatives that significantly modify the cash flows arising under the contract and would otherwise need to be separately accounted for. Financial liabilities measured at fair value through profit or loss are recognised in the balance sheet at their fair value. Fair value gains and losses are recognised in the income statement within net trading income in the period in which they occur, except that gains and losses attributable to changes in own credit risk are recognised in other comprehensive income.

The fair values of assets and liabilities traded in active markets are based on current bid and offer prices respectively. If the market is not active the Group establishes a fair value by using valuation techniques. The fair values of derivative financial instruments are adjusted where appropriate to reflect credit risk (via credit valuation adjustments (CVAs), debit valuation adjustments (DVAs) and funding valuation adjustments (FVAs)), market liquidity and other risks.

(4) BORROWINGS

Borrowings (which include deposits from banks, customer deposits, debt securities in issue and subordinated liabilities) are recognised initially at fair value, being their issue proceeds net of transaction costs incurred. These instruments are subsequently stated at amortised cost using the effective interest method.

Preference shares and other instruments which carry a mandatory coupon or are redeemable on a specific date are classified as financial liabilities. The coupon on these instruments is recognised in the income statement as interest expense. Securities which carry a discretionary coupon and have no fixed maturity or redemption date are classified as other equity instruments. Interest payments on these securities are recognised, net of tax, as distributions from equity in the period in which they are paid. An exchange of financial liabilities on substantially different terms is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The difference between the carrying amount of a financial liability extinguished and the new financial liability is recognised in profit or loss together with any related costs or fees incurred.

When a financial liability is exchanged for an equity instrument, the new equity instrument is recognised at fair value and any difference between the carrying value of the liability and the fair value of the new equity is recognised in profit or loss.

(5) SALE AND REPURCHASE AGREEMENTS (INCLUDING SECURITIES LENDING AND BORROWING)

Securities sold subject to repurchase agreements (repos) continue to be recognised on the balance sheet where substantially all of the risks and rewards are retained. Funds received under these arrangements are included in deposits from banks, customer deposits, or trading liabilities. Conversely, securities purchased under agreements to resell (reverse repos), where the Group does not acquire substantially all of the risks and rewards of ownership, are recorded as loans and advances measured at amortised cost or trading securities. The difference between sale and repurchase price is treated as interest and accrued over the life of the agreements using the effective interest method.

Securities borrowing and lending transactions are typically secured; collateral takes the form of securities or cash advanced or received. Securities lent to counterparties are retained on the balance sheet. Securities borrowed are not recognised on the balance sheet, unless these are sold to third parties, in which case the obligation to return them is recorded at fair value as a trading liability. Cash collateral given or received is treated as a loan and advance measured at amortised cost or customer deposit.

(F) Derivative financial instruments and hedge accounting

As permitted by IFRS 9, the Group continues to apply the requirements of IAS 39 to its hedging relationships. All derivatives are recognised at their fair value. Derivatives are carried on the balance sheet as assets when their fair value is positive and as liabilities when their fair value is negative. Refer to note 49(3) (Financial instruments: Financial assets and liabilities carried at fair value) for details of valuation techniques and significant inputs to valuation models.

Changes in the fair value of all derivative instruments, other than those in effective cash flow and net investment hedging relationships, are recognised immediately in the income statement. As noted in (2) and (3) below, the change in fair value of a derivative in an effective cash flow or net investment hedging relationship is allocated between the income statement and other comprehensive income.

Derivatives embedded in a financial asset are not considered separately; the financial asset is considered in its entirety when determining whether its cash flows are solely payments of principal and interest. Derivatives embedded in financial liabilities and insurance contracts (unless the embedded derivative is itself an insurance contract) are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not carried at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognised in the income statement. In accordance with IFRS 4 Insurance Contracts, a policyholder’s option to surrender an insurance contract for a fixed amount is not treated as an embedded derivative.

Hedge accounting allows one financial instrument, generally a derivative such as a swap, to be designated as a hedge of another financial instrument such as a loan or deposit or a portfolio of such instruments. At the inception of the hedge relationship, formal documentation is drawn up specifying the hedging strategy, the hedged item, the hedging instrument and the methodology that will be used to measure the effectiveness of the hedge relationship in offsetting changes in the fair value or cash flow of the hedged risk. The effectiveness of the hedging relationship is tested both at inception and throughout its life and if at any point it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued. Note 17 provides details of the types of derivatives held by the Group and presents separately those designated in hedge relationships. Further information on hedge accounting is set out below.

(1) FAIR VALUE HEDGES

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk; this also applies if the hedged asset is classified as a financial asset at fair value through other comprehensive income. If the hedge no longer meets the criteria for hedge accounting, changes in the fair value of the hedged item attributable to the hedged risk are no longer recognised in the income statement. The cumulative adjustment that has been made to the carrying amount of the hedged item is amortised to the income statement using the effective interest method over the period to maturity.

(2) CASH FLOW HEDGES

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income in the cash flow hedge reserve. The gain or loss relating to the ineffective portion is recognised immediately in the income statement. Amounts accumulated in equity are reclassified to the income statement in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised in the income statement when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement.

(3) NET INVESTMENT HEDGES

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in other comprehensive income, the gain or loss relating to the ineffective portion is recognised immediately in the income statement. Gains and losses accumulated in equity are included in the income statement when the foreign operation is disposed of. The hedging instrument used in net investment hedges may include non-derivative liabilities as well as derivative financial instruments.

(G) Offset

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right of set-off and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. Cash collateral on exchange traded derivative transactions is presented gross unless the collateral cash flows are always settled net with the derivative cash flows. In certain situations, even though master netting agreements exist, the lack of management intention to settle on a net basis results in the financial assets and liabilities being reported gross on the balance sheet.

(H) Impairment of financial assets

The impairment charge in the income statement includes the change in expected credit losses and certain fraud costs. Expected credit losses are recognised for loans and advances to customers and banks, other financial assets held at amortised cost, financial assets measured at fair value through other comprehensive income, and certain loan commitments and financial guarantee contracts. Expected credit losses are calculated as an unbiased and probability-weighted estimate using an appropriate probability of default, adjusted to take into account a range of possible future economic scenarios, and applying this to the estimated exposure of the Group at the point of default after taking into account the value of any collateral held, repayments, or other mitigants of loss and including the impact of discounting using the effective interest rate.

At initial recognition, allowance (or provision in the case of some loan commitments and financial guarantees) is made for expected credit losses resulting from default events that are possible within the next 12 months (12-month expected credit losses). In the event of a significant increase in credit risk since origination, allowance (or provision) is made for expected credit losses resulting from all possible default events over the expected life of the financial instrument (lifetime expected credit losses). Financial assets where 12-month expected credit losses are recognised are considered to be Stage 1; financial assets which are considered to have experienced a significant increase in credit risk since initial recognition are in Stage 2; and financial assets which have defaulted or are otherwise considered to be credit impaired are allocated to Stage 3. Some Stage 3 assets, mainly in Commercial Banking, are subject to individual rather than collective assessment. Such cases are subject to a risk-based impairment sanctioning process, and these are reviewed and updated at least quarterly, or more frequently if there is a significant change in the credit profile.

An assessment of whether credit risk has increased significantly since initial recognition considers the change in the risk of default occurring over the remaining expected life of the financial instrument. The assessment is unbiased, probability-weighted and uses forward-looking information consistent with that used in the measurement of expected credit losses. In determining whether there has been a significant increase in credit risk, the Group uses quantitative tests based on relative and absolute probability of default (PD) movements linked to internal credit ratings together with qualitative indicators such as watchlists and other indicators of historical delinquency, credit weakness or financial difficulty. However, unless identified at an earlier stage, the credit risk of financial assets is deemed to have increased significantly when more than 30 days past due. Where the credit risk subsequently improves such that it no longer represents a significant increase in credit risk since origination, the asset is transferred back to Stage 1.

Assets are transferred to Stage 3 when they have defaulted or are otherwise considered to be credit impaired. Default is considered to have occurred when there is evidence that the customer is experiencing financial difficulty which is likely to affect significantly the ability to repay the amount due. IFRS 9 contains a rebuttable presumption that default occurs no later than when a payment is 90 days past due. The Group uses this 90 day backstop for all its products except for UK mortgages. For UK mortgages, the Group uses a backstop of 180 days past due as mortgage exposures more than 90 days past due, but less than 180 days, typically show high cure rates and this aligns with the Group’s risk management practices.

In certain circumstances, the Group will renegotiate the original terms of a customer’s loan, either as part of an ongoing customer relationship or in response to adverse changes in the circumstances of the borrower. In the latter circumstances, the loan will remain classified as either Stage 2 or Stage 3 until the credit risk has improved such that it no longer represents a significant increase since origination (for a return to Stage 1), or the loan is no longer credit impaired (for a return to Stage 2). Renegotiation may also lead to the loan and associated allowance being derecognised and a new loan being recognised initially at fair value.

Purchased or originated credit-impaired financial assets (POCI) are financial assets that are purchased or originated at a deep discount that reflects incurred credit losses. At initial recognition, POCI assets do not carry an impairment allowance; instead, lifetime expected credit losses are incorporated into the calculation of the effective interest rate. All changes in lifetime expected credit losses subsequent to the assets’ initial recognition are recognised as an impairment charge.

A loan or advance is normally written off, either partially or in full, against the related allowance when the proceeds from realising any available security have been received or there is no realistic prospect of recovery and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off decrease the amount of impairment losses recorded in the income statement. For both secured and unsecured retail balances, the write-off takes place only once an extensive set of collections processes has been completed, or the status of the account reaches a point where policy dictates that continuing attempts to recover are no longer appropriate. For commercial lending, a write-off occurs if the loan facility with the customer is restructured, the asset is under administration and the only monies that can be received are the amounts estimated by the administrator, the underlying assets are disposed and a decision is made that no further settlement monies will be received, or external evidence (for example, third party valuations) is available that there has been an irreversible decline in expected cash flows.

(I) Property, plant and equipment

Property, plant and equipment (other than investment property) is included at cost less accumulated depreciation. The value of land (included in premises) is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate the difference between the cost and the residual value over their estimated useful lives, as follows: the shorter of 50 years and the remaining period of the lease for freehold/long and short leasehold premises; the shorter of 10 years and, if lease renewal is not likely, the remaining period of the lease for leasehold improvements; 10 to 20 years for fixtures and furnishings; and 2 to 8 years for other equipment and motor vehicles.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In the event that an asset’s carrying amount is determined to be greater than its recoverable amount it is written down immediately. The recoverable amount is the higher of the asset’s fair value less costs to sell and its value in use.

Investment property comprises freehold and long leasehold land and buildings that are held either to earn rental income or for capital accretion or both, primarily within the life insurance funds. In accordance with the guidance published by the Royal Institution of Chartered Surveyors, investment property is carried at fair value based on current prices for similar properties, adjusted for the specific characteristics of the property (such as location or condition). If this information is not available, the Group uses alternative valuation methods such as discounted cash flow projections or recent prices in less active markets. These valuations are reviewed at least annually by independent professionally qualified valuers. Investment property being redeveloped for continuing use as investment property, or for which the market has become less active, continues to be valued at fair value.

(J) Leases

(1) AS LESSEE

The leases entered into by the Group are primarily operating leases. Operating lease rentals payable are charged to the income statement on a straight-line basis over the period of the lease.

When an operating lease is terminated before the end of the lease period, any payment made to the lessor by way of penalty is recognised as an expense in the period of termination.

(2) AS LESSOR

Assets leased to customers are classified as finance leases if the lease agreements transfer substantially all the risks and rewards of ownership to the lessee but not necessarily legal title. All other leases are classified as operating leases. When assets are subject to finance leases, the present value of the lease payments, together with any unguaranteed residual value, is recognised as a receivable, net of allowances for expected credit losses, within loans and advances to banks and customers. The difference between the gross receivable and the present value of the receivable is recognised as unearned finance lease income. Finance lease income is recognised in interest income over the term of the lease using the net investment method (before tax) so as to give a constant rate of return on the net investment in the leases. Unguaranteed residual values are reviewed regularly to identify any impairment.

Operating lease assets are included within tangible fixed assets at cost and depreciated over their estimated useful lives, which equates to the lives of the leases, after taking into account anticipated residual values. Operating lease rental income is recognised on a straight-line basis over the life of the lease.

The Group evaluates non-lease arrangements such as outsourcing and similar contracts to determine if they contain a lease which is then accounted for separately.

(K) Employee benefits

Short-term employee benefits, such as salaries, paid absences, performance-based cash awards and social security costs are recognised over the period in which the employees provide the related services.

(1) PENSION SCHEMES

The Group operates a number of post-retirement benefit schemes for its employees including both defined benefit and defined contribution pension plans. A defined benefit scheme is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, dependent on one or more factors such as age, years of service and salary. A defined contribution plan is a pension plan into which the Group pays fixed contributions; there is no legal or constructive obligation to pay further contributions.

Scheme assets are included at their fair value and scheme liabilities are measured on an actuarial basis using the projected unit credit method. The defined benefit scheme liabilities are discounted using rates equivalent to the market yields at the balance sheet date on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability. The Group’s income statement charge includes the current service cost of providing pension benefits, past service costs, net interest expense (income), and plan administration costs that are not deducted from the return on plan assets. Past service costs, which represents the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment, are recognised when the plan amendment or curtailment occurs. Net interest expense (income) is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Remeasurements, comprising actuarial gains and losses, the return on plan assets (excluding amounts included in net interest expense (income) and net of the cost of managing the plan assets), and the effect of changes to the asset ceiling (if applicable) are reflected immediately in the balance sheet with a charge or credit recognised in other comprehensive income in the period in which they occur. Remeasurements recognised in other comprehensive income are reflected immediately in retained profits and will not subsequently be reclassified to profit or loss.

The Group’s balance sheet includes the net surplus or deficit, being the difference between the fair value of scheme assets and the discounted value of scheme liabilities at the balance sheet date. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through refunds from the schemes. In assessing whether a surplus is recoverable, the Group considers its current right to obtain a refund or a reduction in future contributions and does not anticipate any future acts by other parties that could change the amount of the surplus that may ultimately be recovered.

The costs of the Group’s defined contribution plans are charged to the income statement in the period in which they fall due.

(2) SHARE-BASED COMPENSATION

The Group operates a number of equity-settled, share-based compensation plans in respect of services received from certain of its employees. The value of the employee services received in exchange for equity instruments granted under these plans is recognised as an expense over the vesting period of the instruments, with a corresponding increase in equity. This expense is determined by reference to the fair value of the number of equity instruments that are expected to vest. The fair value of equity instruments granted is based on market prices, if available, at the date of grant. In the absence of market prices, the fair value of the instruments at the date of grant is estimated using an appropriate valuation technique, such as a Black-Scholes option pricing model or a Monte Carlo simulation. The determination of fair values excludes the impact of any non-market vesting conditions, which are included in the assumptions used to estimate the number of options that are expected to vest. At each balance sheet date, this estimate is reassessed and if necessary revised. Any revision of the original estimate is recognised in the income statement, together with a corresponding adjustment to equity. Cancellations by employees of contributions to the Group’s Save As You Earn plans are treated as non-vesting conditions and the Group recognises, in the year of cancellation, the amount of the expense that would have otherwise been recognised over the remainder of the vesting period. Modifications are assessed at the date of modification and any incremental charges are charged to the income statement.

(L) Taxation

Tax expense comprises current and deferred tax. Current and deferred tax are charged or credited in the income statement except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period, outside the income statement (either in other comprehensive income, directly in equity, or through a business combination), in which case the tax appears in the same statement as the transaction that gave rise to it.

Current tax is the amount of corporate income taxes expected to be payable or recoverable based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date.

Current tax includes amounts provided in respect of uncertain tax positions when management expects that, upon examination of the uncertainty by Her Majesty’s Revenue and Customs (HMRC) or other relevant tax authority, it is more likely than not that an economic outflow will occur. Provisions reflect management’s best estimate of the ultimate liability based on their interpretation of tax law, precedent and guidance, informed by external tax advice as necessary. Changes in facts and circumstances underlying these provisions are reassessed at each balance sheet date, and the provisions are re-measured as required to reflect current information.

For the Group’s long-term insurance businesses, the tax expense is analysed between tax that is payable in respect of policyholders’ returns and tax that is payable on the shareholders’ returns. This allocation is based on an assessment of the rates of tax which will be applied to the returns under the current UK tax rules.

Deferred tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the balance sheet. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the balance sheet date, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.

Deferred tax liabilities are generally recognised for all taxable temporary differences but not recognised for taxable temporary differences arising on investments in subsidiaries where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred tax liabilities are not recognised on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilised, and are reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognised in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination. Deferred tax is not discounted.

(M) Insurance

The Group undertakes both life insurance and general insurance business. Insurance and participating investment contracts are accounted for under IFRS 4 Insurance Contracts, which permits (with certain exceptions) the continuation of accounting practices for measuring insurance and participating investment contracts that applied prior to the adoption of IFRS. The Group, therefore, continues to account for these products using UK GAAP and UK established practice.

Products sold by the life insurance business are classified into three categories:

–	Insurance contracts – these contracts transfer significant insurance risk and may also transfer financial risk. The Group defines significant insurance risk as the possibility of having to pay benefits on the occurrence of an insured event which are significantly more than the benefits payable if the insured event were not to occur. These contracts may or may not include discretionary participation features.

–	Investment contracts containing a discretionary participation feature (participating investment contracts) – these contracts do not transfer significant insurance risk, but contain a contractual right which gives the holder the right to receive, in addition to the guaranteed benefits, further additional discretionary benefits or bonuses that are likely to be a significant proportion of the total contractual benefits and the amount and timing of which is at the discretion of the Group, within the constraints of the terms and conditions of the instrument and based upon the performance of specified assets.

–	Non-participating investment contracts – these contracts do not transfer significant insurance risk or contain a discretionary participation feature.

The general insurance business issues only insurance contracts.

(1) LIFE INSURANCE BUSINESS

(I) ACCOUNTING FOR INSURANCE AND PARTICIPATING INVESTMENT CONTRACTS

Premiums and claims

Premiums received in respect of insurance and participating investment contracts are recognised as revenue when due except for unit-linked contracts on which premiums are recognised as revenue when received. Claims are recorded as an expense on the earlier of the maturity date or the date on which the claim is notified.

Liabilities

Changes in the value of liabilities are recognised in the income statement through insurance claims.

–	Insurance and participating investment contracts in the Group’s with-profit funds

Liabilities of the Group’s with-profit funds, including guarantees and options embedded within products written by these funds, are stated at their realistic values in accordance with the Prudential Regulation Authority’s realistic capital regime, except that projected transfers out of the funds into other Group funds are recorded in the unallocated surplus (see below).

–	Insurance and participating investment contracts which are not unit-linked or in the Group’s with-profit funds

A liability for contractual benefits that are expected to be incurred in the future is recorded when the premiums are recognised. The liability is calculated by estimating the future cash flows over the duration of in-force policies and discounting them back to the valuation date allowing for probabilities of occurrence. The liability will vary with movements in interest rates and with the cost of life insurance and annuity benefits where future mortality is uncertain.

Assumptions are made in respect of all material factors affecting future cash flows, including future interest rates, mortality and costs.

–	Insurance and participating investment contracts which are unit-linked

Liabilities for unit-linked insurance contracts and participating investment contracts are stated at the bid value of units plus an additional allowance where appropriate (such as for any excess of future expenses over charges). The liability is increased or reduced by the change in the unit prices and is reduced by policy administration fees, mortality and surrender charges and any withdrawals. Benefit claims in excess of the account balances incurred in the period are also charged through insurance claims. Revenue consists of fees deducted for mortality, policy administration and surrender charges.

Unallocated surplus

Any amounts in the with-profit funds not yet determined as being due to policyholders or shareholders are recognised as an unallocated surplus which is shown separately from liabilities arising from insurance contracts and participating investment contracts.

(II) ACCOUNTING FOR NON-PARTICIPATING INVESTMENT CONTRACTS

The Group’s non-participating investment contracts are primarily unit-linked. These contracts are accounted for as financial liabilities whose value is contractually linked to the fair values of financial assets within the Group’s unitised investment funds. The value of the unit-linked financial liabilities is determined using current unit prices multiplied by the number of units attributed to the contract holders at the balance sheet date. Their value is never less than the amount payable on surrender, discounted for the required notice period where applicable. Investment returns (including movements in fair value and investment income) allocated to those contracts are recognised in the income statement through insurance claims.

Deposits and withdrawals are not accounted for through the income statement but are accounted for directly in the balance sheet as adjustments to the non-participating investment contract liability.

The Group receives investment management fees in the form of an initial adjustment or charge to the amount invested. These fees are in respect of services rendered in conjunction with the issue and management of investment contracts where the Group actively manages the consideration received from its customers to fund a return that is based on the investment profile that the customer selected on origination of the contract. These services comprise an indeterminate number of acts over the lives of the individual contracts and, therefore, the Group defers these fees and recognises them over the estimated lives of the contracts, in line with the provision of investment management services.

Costs which are directly attributable and incremental to securing new non-participating investment contracts are deferred. This asset is subsequently amortised over the period of the provision of investment management services and its recoverability is reviewed in circumstances where its carrying amount may not be recoverable. If the asset is greater than its recoverable amount it is written down immediately through fee and commission expense in the income statement. All other costs are recognised as expenses when incurred.

(III) VALUE OF IN-FORCE BUSINESS

The Group recognises as an asset the value of in-force business in respect of insurance contracts and participating investment contracts. The asset represents the present value of the shareholders’ interest in the profits expected to emerge from those contracts written at the balance sheet date. This is determined after making appropriate assumptions about future economic and operating conditions such as future mortality and persistency rates and includes allowances for both non-market risk and for the realistic value of financial options and guarantees. Each cash flow is valued using the discount rate consistent with that applied to such a cash flow in the capital markets. The asset in the consolidated balance sheet is presented gross of attributable tax and movements in the asset are reflected within other operating income in the income statement.

The Group’s contractual rights to benefits from providing investment management services in relation to non-participating investment contracts acquired in business combinations and portfolio transfers are measured at fair value at the date of acquisition. The resulting asset is amortised over the estimated lives of the contracts. At each reporting date an assessment is made to determine if there is any indication of impairment. Where impairment exists, the carrying value of the asset is reduced to its recoverable amount and the impairment loss recognised in the income statement.

(2) GENERAL INSURANCE BUSINESS

The Group both underwrites and acts as intermediary in the sale of general insurance products. Underwriting premiums are included in insurance premium income, net of refunds, in the period in which insurance cover is provided to the customer; premiums received relating to future periods are deferred in the balance sheet within liabilities arising from insurance contracts and participating investment contracts on a basis that reflects the length of time for which contracts have been in force and the projected incidence of risk over the term of the contract and only credited to the income statement when earned. Broking commission is recognised when the underwriter accepts the risk of providing insurance cover to the customer. Where appropriate, provision is made for the effect of future policy terminations based upon past experience.

The underwriting business makes provision for the estimated cost of claims notified but not settled and claims incurred but not reported at the balance sheet date. The provision for the cost of claims notified but not settled is based upon a best estimate of the cost of settling the outstanding claims after taking into account all known facts. In those cases where there is insufficient information to determine the required provision, statistical techniques are used which take into account the cost of claims that have recently been settled and make assumptions about the future development of the outstanding cases. Similar statistical techniques are used to determine the provision for claims incurred but not reported at the balance sheet date. Claims liabilities are not discounted.

(3) LIABILITY ADEQUACY TEST

At each balance sheet date liability adequacy tests are performed to ensure the adequacy of insurance and participating investment contract liabilities net of related deferred cost assets and value of in-force business. In performing these tests current best estimates of discounted future contractual cash flows and claims handling and policy administration expenses, as well as investment income from the assets backing such liabilities, are used. Any deficiency is immediately charged to the income statement, initially by writing off the relevant assets and subsequently by establishing a provision for losses arising from liability adequacy tests.

(4) REINSURANCE

Contracts entered into by the Group with reinsurers under which the Group is compensated for benefits payable on one or more contracts issued by the Group are recognised as assets arising from reinsurance contracts held. Where the underlying contracts issued by the Group are classified as insurance contracts and the reinsurance contract transfers significant insurance risk on those contracts to the reinsurer, the assets arising from reinsurance contracts held are classified as insurance contracts. Where the underlying contracts issued by the Group are classified as non-participating investment contracts and the reinsurance contract transfers financial risk on those contracts to the reinsurer, the assets arising from reinsurance contracts held are classified as non-participating investment contracts.

Assets arising from reinsurance contracts held – Classified as insurance contracts

Amounts recoverable from or due to reinsurers are measured consistently with the amounts associated with the reinsured contracts and in accordance with the terms of each reinsurance contract and are regularly reviewed for impairment. Premiums payable for reinsurance contracts are recognised as an expense when due within insurance premium income. Changes in the reinsurance recoverable assets are recognised in the income statement through insurance claims.

Assets arising from reinsurance contracts held – Classified as non-participating investment contracts

These contracts are accounted for as financial assets whose value is contractually linked to the fair values of financial assets within the reinsurers’ investment funds. Investment returns (including movements in fair value and investment income) allocated to these contracts are recognised in insurance claims. Deposits and withdrawals are not accounted for through the income statement but are accounted for directly in the balance sheet as adjustments to the assets arising from reinsurance contracts held.

(N) Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). Foreign currency transactions are translated into the appropriate functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when recognised in other comprehensive income as qualifying cash flow or net investment hedges. Non-monetary assets that are measured at fair value are translated using the exchange rate at the date that the fair value was determined. Translation differences on equities and similar non-monetary items held at fair value through profit and loss are recognised in profit or loss as part of the fair value gain or loss. Translation differences on non-monetary financial assets measured at fair value through other comprehensive income, such as equity shares, are included in the fair value reserve in equity unless the asset is a hedged item in a fair value hedge.

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows: the assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on the acquisition of a foreign entity, are translated into sterling at foreign exchange rates ruling at the balance sheet date; and the income and expenses of foreign operations are translated into sterling at average exchange rates unless these do not approximate to the foreign exchange rates ruling at the dates of the transactions in which case income and expenses are translated at the dates of the transactions.

Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income and accumulated in a separate component of equity together with exchange differences arising from the translation of borrowings and other currency instruments designated as hedges of such investments (see (F)(3) above). On disposal or liquidation of a foreign operation, the cumulative amount of exchange differences relating to that foreign operation are reclassified from equity and included in determining the profit or loss arising on disposal or liquidation.

(O) Provisions and contingent liabilities

Provisions are recognised in respect of present obligations arising from past events where it is probable that outflows of resources will be required to settle the obligations and they can be reliably estimated.

Contingent liabilities are possible obligations whose existence depends on the outcome of uncertain future events or those present obligations where the outflows of resources are uncertain or cannot be measured reliably. Contingent liabilities are not recognised in the financial statements but are disclosed unless they are remote.

Provision is made for expected credit losses in respect of irrevocable undrawn loan commitments and financial guarantee contracts (see (H) above).

(P) Share capital

Incremental costs directly attributable to the issue of new shares or options or to the acquisition of a business are shown in equity as a deduction, net of tax, from the proceeds. Dividends paid on the Group’s ordinary shares are recognised as a reduction in equity in the period in which they are paid.

Where the Company or any member of the Group purchases the Company’s share capital, the consideration paid is deducted from shareholders’ equity as treasury shares until they are cancelled; if these shares are subsequently sold or reissued, any consideration received is included in shareholders’ equity.

(Q) Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise cash and non-mandatory balances with central banks and amounts due from banks with a maturity of less than three months.